Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Residential condominiums under development	51,415	¥ 60,920
Finished goods	59,586	56,943
Write-down on residential condominiums under development	936	916	¥ 168
Capitalized interest costs primarily related to specific environment and energy business and long-term development projects	1,043	1,066	1,639
Advertising expense	26,083	25,309	21,276
Increase (decrease) in accumulated other comprehensive income	(45,566)	(21,270)
Increase (decrease) in retained earnings	2,315,283	2,077,474
Accounting standards update 2016-01
Significant Accounting Policies [Line Items]
Increase (decrease) in accumulated other comprehensive income	2,899
Increase (decrease) in retained earnings	2,899
Accounting standards update 2016-16
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	3,772
Accounting standards update 2018-02
Significant Accounting Policies [Line Items]
Increase (decrease) in accumulated other comprehensive income	692
Increase (decrease) in retained earnings	¥ (692)
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	10 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Asset
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 25,444	20,976	16,321
Accumulated depreciation	101,103	85,255
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	5,131	5,380	¥ 5,110
Accumulated depreciation	¥ 51,395	¥ 47,534
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Property under Facility Operations | Structures.
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Maximum | Office Facilities | Building and structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	65 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	22 years